UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

The Select Sector SPDR Trust
Semi-Annual Report

March 31, 2023

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S& P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)

[This Page Intentionally Left Blank]

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Meta Platforms, Inc. Class A	2,217,292,543	22.1%
Alphabet, Inc. Class A	1,259,917,961	12.6
Alphabet, Inc. Class C	1,101,197,656	11.0
Netflix, Inc.	476,655,992	4.8
Activision Blizzard, Inc.	443,389,494	4.4
TOTAL	5,498,453,646	54.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Amazon.com, Inc.	3,247,602,967	22.7%
Tesla, Inc.	2,414,517,194	16.8
Home Depot, Inc.	1,301,594,887	9.1
NIKE, Inc. Class B	661,089,325	4.6
McDonald's Corp.	631,563,216	4.4
TOTAL	8,256,367,589	57.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Procter & Gamble Co.	2,388,937,698	14.1%
PepsiCo, Inc.	1,709,901,809	10.1
Coca-Cola Co.	1,644,188,022	9.7
Costco Wholesale Corp.	1,501,499,900	8.8
Walmart, Inc.	779,156,912	4.6
TOTAL	8,023,684,341	47.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	8,768,980,871	23.0%
Chevron Corp.	7,454,013,385	19.6
Marathon Petroleum Corp.	1,760,164,122	4.6
EOG Resources, Inc.	1,729,170,509	4.6
Schlumberger NV	1,623,434,593	4.3
TOTAL	21,335,763,480	56.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	3,698,546,484	12.5%
JPMorgan Chase & Co.	2,541,119,537	8.6
Visa, Inc. Class A	2,435,682,257	8.3
Mastercard, Inc. Class A	2,038,474,623	6.9
Bank of America Corp.	1,327,083,758	4.5
TOTAL	12,040,906,659	40.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
UnitedHealth Group, Inc.	3,478,793,119	9.0%
Johnson & Johnson	3,192,694,805	8.3
AbbVie, Inc.	2,220,477,189	5.8
Eli Lilly & Co.	2,133,791,061	5.6
Merck & Co., Inc.	2,125,135,675	5.5
TOTAL	13,150,891,849	34.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Raytheon Technologies Corp.	668,438,282	4.8%
United Parcel Service, Inc. Class B	659,659,115	4.8
Honeywell International, Inc.	594,980,832	4.3
Union Pacific Corp.	573,776,562	4.1
Boeing Co.	556,618,220	4.0
TOTAL	3,053,473,011	22.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Linde PLC	1,035,501,219	19.3%
Air Products & Chemicals, Inc.	377,280,205	7.0
Freeport-McMoRan, Inc.	345,867,950	6.4
Sherwin-Williams Co.	313,522,233	5.8
Corteva, Inc.	254,284,631	4.7
TOTAL	2,326,456,238	43.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Prologis, Inc. REIT	606,357,620	13.0%
American Tower Corp. REIT	500,906,611	10.8
Equinix, Inc. REIT	351,323,856	7.5
Crown Castle, Inc. REIT	305,122,409	6.6
Public Storage REIT	251,463,871	5.4
TOTAL	2,015,174,367	43.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
Apple, Inc.	10,005,035,085	23.0%
Microsoft Corp.	9,997,298,088	22.9
NVIDIA Corp.	1,954,689,156	4.5
Broadcom, Inc.	1,568,286,872	3.6
Cisco Systems, Inc.	1,256,255,915	2.9
TOTAL	24,781,565,116	56.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2023

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	2,400,993,748	15.5%
Southern Co.	1,187,405,940	7.7
Duke Energy Corp.	1,164,387,980	7.5
Sempra Energy	744,799,331	4.8
American Electric Power Co., Inc.	732,926,452	4.8
TOTAL	6,230,513,451	40.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2023*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.5%
AT&T, Inc.	21,916,137	$ 421,885,637
Verizon Communications, Inc.	11,011,791	428,248,552
		850,134,189
ENTERTAINMENT — 23.9%
Activision Blizzard, Inc.	5,180,389	443,389,494
Electronic Arts, Inc.	2,910,928	350,621,278
Live Nation Entertainment, Inc. (a)	1,592,835	111,498,450
Netflix, Inc. (a)	1,379,692	476,655,992
Take-Two Interactive Software, Inc. (a)	1,771,652	211,358,084
Walt Disney Co. (a)	4,316,745	432,235,677
Warner Bros Discovery, Inc. (a)	24,692,594	372,858,169
		2,398,617,144
INTERACTIVE MEDIA & SERVICES — 46.9%
Alphabet, Inc. Class A (a)	12,146,129	1,259,917,961
Alphabet, Inc. Class C (a)	10,588,439	1,101,197,656
Match Group, Inc. (a)	3,120,920	119,812,119
Meta Platforms, Inc. Class A (a)	10,461,888	2,217,292,543
		4,698,220,279
MEDIA — 16.4%
Charter Communications, Inc. Class A (a)	1,176,897	420,870,136
Comcast Corp. Class A	11,439,023	433,653,362
DISH Network Corp. Class A (a) (b)	2,808,647	26,204,677
Fox Corp. Class A (b)	3,317,698	112,967,617
Fox Corp. Class B	1,540,117	48,221,063
Interpublic Group of Cos., Inc.	4,341,395	161,673,550
News Corp. Class A	4,272,498	73,786,041
News Corp. Class B	1,317,261	22,959,859
Omnicom Group, Inc.	2,265,013	213,681,326
Security Description	Shares	Value
Paramount Global Class B (b)	5,643,181	$ 125,899,368
		1,639,916,999
WIRELESS TELECOMMUNICATION SERVICES — 4.2%
T-Mobile U.S., Inc. (a)	2,895,298	419,354,963
TOTAL COMMON STOCKS (Cost $11,850,466,222)		10,006,243,574
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	5,017,155	5,017,656
State Street Navigator Securities Lending Portfolio II (e) (f)	19,851,115	19,851,115
TOTAL SHORT-TERM INVESTMENTS (Cost $24,868,628)		24,868,771
TOTAL INVESTMENTS — 100.2% (Cost $11,875,334,850)		10,031,112,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(18,110,528)
NET ASSETS — 100.0%		$ 10,013,001,817
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,006,243,574	$—	$—	$10,006,243,574
Short-Term Investments	24,868,771	—	—	24,868,771
TOTAL INVESTMENTS	$10,031,112,345	$—	$—	$10,031,112,345
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,928,151	$ 5,929,337	$101,951,229	$102,861,674	$(404)	$(832)	5,017,155	$ 5,017,656	$141,964
State Street Navigator Securities Lending Portfolio II	51,992,399	51,992,399	289,268,247	321,409,531	—	—	19,851,115	19,851,115	49,392
Total		$57,921,736	$391,219,476	$424,271,205	$(404)	$(832)		$24,868,771	$191,356
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILE COMPONENTS — 1.3%
Aptiv PLC (a)	1,224,754	$ 137,405,151
BorgWarner, Inc.	1,058,347	51,975,421
		189,380,572
AUTOMOBILES — 20.0%
Ford Motor Co.	17,698,225	222,997,635
General Motors Co.	6,304,100	231,234,388
Tesla, Inc. (a)	11,638,471	2,414,517,194
		2,868,749,217
BROADLINE RETAIL — 23.9%
Amazon.com, Inc. (a)	31,441,601	3,247,602,967
eBay, Inc.	2,452,965	108,838,057
Etsy, Inc. (a) (b)	568,163	63,253,587
		3,419,694,611
DISTRIBUTORS — 1.6%
Genuine Parts Co.	637,184	106,607,255
LKQ Corp.	1,147,356	65,123,926
Pool Corp. (b)	176,486	60,435,866
		232,167,047
HOTELS, RESTAURANTS & LEISURE — 20.8%
Booking Holdings, Inc. (a)	175,346	465,089,484
Caesars Entertainment, Inc. (a)	969,935	47,342,527
Carnival Corp. (a) (b)	4,529,892	45,978,404
Chipotle Mexican Grill, Inc. (a)	124,891	213,350,046
Darden Restaurants, Inc. (b)	550,157	85,362,360
Domino's Pizza, Inc.	160,042	52,793,055
Expedia Group, Inc. (a)	668,206	64,836,028
Hilton Worldwide Holdings, Inc.	1,204,387	169,661,997
Las Vegas Sands Corp. (a)	1,485,508	85,342,435
Marriott International, Inc. Class A	1,216,232	201,943,161
McDonald's Corp.	2,258,729	631,563,216
MGM Resorts International	1,422,263	63,176,922
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,904,785	25,619,358
Royal Caribbean Cruises Ltd. (a) (b)	992,208	64,791,182
Starbucks Corp.	5,195,084	540,964,097
Wynn Resorts Ltd. (a)	466,125	52,164,049
Yum! Brands, Inc.	1,265,684	167,171,543
		2,977,149,864
HOUSEHOLD DURABLES — 3.8%
DR Horton, Inc.	1,412,492	137,986,344
Garmin Ltd.	693,135	69,951,184
Lennar Corp. Class A	1,146,020	120,458,162
Mohawk Industries, Inc. (a)	238,375	23,889,943
Newell Brands, Inc. (b)	1,701,278	21,163,898
NVR, Inc. (a)	13,675	76,199,698
PulteGroup, Inc.	1,019,765	59,431,904
Whirlpool Corp.	246,373	32,526,164
		541,607,297
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	586,834	$ 31,507,118
SPECIALTY RETAIL — 23.0%
Advance Auto Parts, Inc.	267,842	32,572,267
AutoZone, Inc. (a)	84,842	208,554,362
Bath & Body Works, Inc.	1,032,511	37,769,252
Best Buy Co., Inc.	890,156	69,672,510
CarMax, Inc. (a) (b)	714,343	45,917,968
Home Depot, Inc.	4,410,392	1,301,594,887
Lowe's Cos., Inc.	2,733,393	546,596,598
O'Reilly Automotive, Inc. (a)	281,824	239,262,940
Ross Stores, Inc.	1,556,679	165,210,342
TJX Cos., Inc.	5,223,139	409,285,172
Tractor Supply Co.	499,337	117,364,169
Ulta Beauty, Inc. (a)	229,969	125,487,184
		3,299,287,651
TEXTILES, APPAREL & LUXURY GOODS — 5.3%
NIKE, Inc. Class B	5,390,487	661,089,325
Ralph Lauren Corp. (b)	185,819	21,679,503
Tapestry, Inc.	1,067,136	46,004,233
VF Corp.	1,493,322	34,212,007
		762,985,068
TOTAL COMMON STOCKS (Cost $16,926,965,505)		14,322,528,445
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	14,880,916	14,882,404
State Street Navigator Securities Lending Portfolio II (e) (f)	38,484,345	38,484,345
TOTAL SHORT-TERM INVESTMENTS (Cost $53,367,741)		53,366,749
TOTAL INVESTMENTS — 100.3% (Cost $16,980,333,246)		14,375,895,194
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(41,198,636)
NET ASSETS — 100.0%		$ 14,334,696,558
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,322,528,445	$—	$—	$14,322,528,445
Short-Term Investments	53,366,749	—	—	53,366,749
TOTAL INVESTMENTS	$14,375,895,194	$—	$—	$14,375,895,194
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,296,217	$ 17,299,677	$103,976,660	$ 106,393,218	$2,648	$(3,363)	14,880,916	$14,882,404	$354,625
State Street Navigator Securities Lending Portfolio II	115,679,767	115,679,767	890,244,292	967,439,714	—	—	38,484,345	38,484,345	164,180
Total		$132,979,444	$994,220,952	$1,073,832,932	$2,648	$(3,363)		$53,366,749	$518,805
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BEVERAGES — 25.6%
Brown-Forman Corp. Class B	1,406,274	$ 90,381,230
Coca-Cola Co.	26,506,336	1,644,188,022
Constellation Brands, Inc. Class A	1,249,163	282,173,430
Keurig Dr Pepper, Inc.	6,538,208	230,667,978
Molson Coors Beverage Co. Class B (a)	1,445,703	74,713,931
Monster Beverage Corp. (b)	5,861,048	316,555,203
PepsiCo, Inc.	9,379,604	1,709,901,809
		4,348,581,603
CONSUMER FINANCE — 24.7%
Costco Wholesale Corp.	3,021,917	1,501,499,900
Dollar General Corp.	1,720,151	362,022,979
Dollar Tree, Inc. (b)	1,599,798	229,651,003
Kroger Co.	5,012,020	247,443,427
Sysco Corp.	3,905,686	301,636,130
Target Corp.	3,488,396	577,783,030
Walgreens Boots Alliance, Inc. (a)	5,508,130	190,471,135
Walmart, Inc.	5,284,211	779,156,912
		4,189,664,516
FOOD PRODUCTS — 18.0%
Archer-Daniels-Midland Co.	4,209,324	335,314,750
Bunge Ltd.	1,152,047	110,043,529
Campbell Soup Co.	1,542,908	84,829,082
Conagra Brands, Inc.	3,667,231	137,741,196
General Mills, Inc.	4,536,570	387,695,272
Hershey Co.	1,130,771	287,679,450
Hormel Foods Corp. (a)	2,227,084	88,816,110
J.M. Smucker Co.	820,071	129,054,573
Kellogg Co.	1,968,350	131,800,716
Kraft Heinz Co.	6,126,246	236,901,933
Lamb Weston Holdings, Inc.	1,106,405	115,641,451
McCormick & Co., Inc.	1,929,084	160,519,080
Mondelez International, Inc. Class A	10,489,622	731,336,446
Tyson Foods, Inc. Class A	2,196,538	130,298,634
		3,067,672,222
HOUSEHOLD PRODUCTS — 20.8%
Church & Dwight Co., Inc.	1,876,429	165,895,088
Security Description	Shares	Value
Clorox Co.	950,480	$ 150,403,955
Colgate-Palmolive Co.	6,426,373	482,941,931
Kimberly-Clark Corp.	2,596,899	348,555,784
Procter & Gamble Co.	16,066,566	2,388,937,698
		3,536,734,456
PERSONAL CARE PRODUCTS — 2.6%
Estee Lauder Cos., Inc. Class A	1,782,494	439,313,471
TOBACCO — 7.8%
Altria Group, Inc.	13,738,266	613,001,429
Philip Morris International, Inc.	7,359,235	715,685,604
		1,328,687,033
TOTAL COMMON STOCKS (Cost $17,710,665,241)		16,910,653,301
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	33,330,731	33,334,064
State Street Navigator Securities Lending Portfolio II (e) (f)	2,794,700	2,794,700
TOTAL SHORT-TERM INVESTMENTS (Cost $36,129,705)		36,128,764
TOTAL INVESTMENTS — 99.7% (Cost $17,746,794,946)		16,946,782,065
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		42,893,025
NET ASSETS — 100.0%		$ 16,989,675,090
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,910,653,301	$—	$—	$16,910,653,301
Short-Term Investments	36,128,764	—	—	36,128,764
TOTAL INVESTMENTS	$16,946,782,065	$—	$—	$16,946,782,065
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,130,664	$16,133,890	$ 331,627,450	$ 314,425,000	$(828)	$(1,448)	33,330,731	$33,334,064	$551,723
State Street Navigator Securities Lending Portfolio II	24,693,312	24,693,312	1,012,493,859	1,034,392,471	—	—	2,794,700	2,794,700	60,178
Total		$40,827,202	$1,344,121,309	$1,348,817,471	$(828)	$(1,448)		$36,128,764	$611,901
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ENERGY EQUIPMENT & SERVICES — 8.6%
Baker Hughes Co. (a)	28,927,417	$ 834,845,254
Halliburton Co.	25,996,748	822,537,107
Schlumberger NV	33,063,841	1,623,434,593
		3,280,816,954
OIL, GAS & CONSUMABLE FUELS — 91.0%
APA Corp.	9,244,999	333,374,664
Chevron Corp.	45,685,299	7,454,013,385
ConocoPhillips	16,179,794	1,605,197,363
Coterra Energy, Inc. (a)	22,672,234	556,376,622
Devon Energy Corp. (a)	18,797,069	951,319,662
Diamondback Energy, Inc.	5,284,537	714,310,866
EOG Resources, Inc. (a)	15,084,799	1,729,170,509
EQT Corp. (a)	10,554,354	336,789,436
Exxon Mobil Corp.	79,965,173	8,768,980,871
Hess Corp. (a)	7,978,820	1,055,917,039
Kinder Morgan, Inc. (a)	56,884,130	996,041,116
Marathon Oil Corp.	18,261,312	437,541,036
Marathon Petroleum Corp. (a)	13,054,692	1,760,164,122
Occidental Petroleum Corp. (a)	20,908,576	1,305,322,400
ONEOK, Inc.	12,852,135	816,624,658
Phillips 66 (a)	13,399,772	1,358,468,885
Pioneer Natural Resources Co. (a)	6,832,106	1,395,389,330
Targa Resources Corp.	6,509,402	474,860,876
Valero Energy Corp. (a)	11,085,631	1,547,554,088
Williams Cos., Inc. (a)	35,023,435	1,045,799,769
		34,643,216,697
TOTAL COMMON STOCKS (Cost $36,420,759,916)		37,924,033,651
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b) (c)	92,476,067	$ 92,485,315
State Street Navigator Securities Lending Portfolio II (d) (e)	22,111,247	22,111,247
TOTAL SHORT-TERM INVESTMENTS (Cost $114,605,113)		114,596,562
TOTAL INVESTMENTS — 99.9% (Cost $36,535,365,029)		38,038,630,213
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		26,670,570
NET ASSETS — 100.0%		$ 38,065,300,783
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	1,670	06/16/2023	$143,495,440	$145,785,576	$2,290,136
During the period ended March 31, 2023, average notional value related to futures contracts was $179,857,223.
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,924,033,651	$—	$—	$37,924,033,651
Short-Term Investments	114,596,562	—	—	114,596,562
TOTAL INVESTMENTS	$38,038,630,213	$—	$—	$38,038,630,213
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 2,290,136	$—	$—	$ 2,290,136
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$38,040,920,349	$—	$—	$38,040,920,349
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	97,350,272	$ 97,369,742	$1,161,265,887	$1,166,154,559	$15,751	$(11,506)	92,476,067	$ 92,485,315	$2,266,955
State Street Navigator Securities Lending Portfolio II	32,065,518	32,065,518	2,131,923,106	2,141,877,377	—	—	22,111,247	22,111,247	185,151
Total		$129,435,260	$3,293,188,993	$3,308,031,936	$15,751	$(11,506)		$114,596,562	$2,452,106
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 24.1%
Bank of America Corp.	46,401,530	$ 1,327,083,758
Citigroup, Inc.	12,876,759	603,791,229
Citizens Financial Group, Inc.	3,274,106	99,434,599
Comerica, Inc.	876,512	38,058,151
Fifth Third Bancorp (a)	4,543,278	121,032,926
First Republic Bank (a)	1,243,361	17,394,620
Huntington Bancshares, Inc. (a)	9,593,999	107,452,789
JPMorgan Chase & Co.	19,500,572	2,541,119,537
KeyCorp (a)	6,205,042	77,687,126
M&T Bank Corp.	1,125,529	134,579,503
PNC Financial Services Group, Inc.	2,666,036	338,853,176
Regions Financial Corp.	6,209,394	115,246,353
Truist Financial Corp.	8,821,148	300,801,147
U.S. Bancorp	9,262,506	333,913,341
Wells Fargo & Co.	25,333,068	946,950,082
Zions Bancorp NA (a)	1,001,230	29,966,814
		7,133,365,151
CAPITAL MARKETS — 21.9%
Ameriprise Financial, Inc.	700,131	214,590,152
Bank of New York Mellon Corp.	4,889,942	222,198,964
BlackRock, Inc.	995,739	666,268,880
Cboe Global Markets, Inc.	705,392	94,691,822
Charles Schwab Corp.	10,140,664	531,167,980
CME Group, Inc.	2,391,659	458,050,532
FactSet Research Systems, Inc.	254,268	105,544,104
Franklin Resources, Inc. (a)	1,908,612	51,418,007
Goldman Sachs Group, Inc.	2,251,260	736,409,659
Intercontinental Exchange, Inc.	3,715,280	387,466,551
Invesco Ltd.	3,043,427	49,912,203
MarketAxess Holdings, Inc.	250,102	97,862,412
Moody's Corp.	1,047,466	320,545,545
Morgan Stanley	8,685,865	762,618,947
MSCI, Inc.	531,574	297,516,652
Nasdaq, Inc.	2,253,595	123,204,039
Northern Trust Corp. (a)	1,385,573	122,110,548
Raymond James Financial, Inc. (a)	1,288,661	120,193,411
S&P Global, Inc.	2,188,661	754,584,653
State Street Corp. (b)	2,320,288	175,622,599
T Rowe Price Group, Inc. (a)	1,491,241	168,361,109
		6,460,338,769
CONSUMER FINANCE — 3.9%
American Express Co.	3,957,989	652,870,285
Capital One Financial Corp.	2,535,036	243,769,062
Discover Financial Services	1,775,036	175,444,558
Synchrony Financial	2,905,636	84,495,895
		1,156,579,800
FINANCIAL SERVICES — 33.1%
Berkshire Hathaway, Inc. Class B (c)	11,978,322	3,698,546,484
Fidelity National Information Services, Inc.	3,945,014	214,332,611
Security Description	Shares	Value
Fiserv, Inc. (c)	4,221,909	$ 477,202,374
FleetCor Technologies, Inc. (c)	490,251	103,369,423
Global Payments, Inc.	1,749,108	184,076,126
Jack Henry & Associates, Inc.	485,411	73,161,146
Mastercard, Inc. Class A	5,609,297	2,038,474,623
PayPal Holdings, Inc. (c)	7,521,695	571,197,518
Visa, Inc. Class A (a)	10,803,168	2,435,682,257
		9,796,042,562
INSURANCE — 16.7%
Aflac, Inc.	3,722,250	240,159,570
Allstate Corp.	1,748,609	193,763,363
American International Group, Inc.	4,939,637	248,760,119
Aon PLC Class A	1,365,634	430,570,744
Arch Capital Group Ltd. (c)	2,459,007	166,892,805
Arthur J Gallagher & Co.	1,410,000	269,747,100
Assurant, Inc.	353,573	42,453,510
Brown & Brown, Inc.	1,562,755	89,733,392
Chubb Ltd.	2,759,208	535,783,010
Cincinnati Financial Corp.	1,044,967	117,119,902
Everest Re Group Ltd.	260,428	93,238,433
Globe Life, Inc.	601,308	66,155,906
Hartford Financial Services Group, Inc.	2,094,954	145,997,344
Lincoln National Corp. (a)	1,030,407	23,153,245
Loews Corp.	1,296,710	75,235,114
Marsh & McLennan Cos., Inc.	3,291,177	548,145,530
MetLife, Inc.	4,381,704	253,875,930
Principal Financial Group, Inc. (a)	1,512,688	112,422,972
Progressive Corp.	3,888,587	556,301,256
Prudential Financial, Inc.	2,446,660	202,436,649
Travelers Cos., Inc.	1,536,403	263,354,838
W R Berkley Corp. (a)	1,354,197	84,312,305
Willis Towers Watson PLC	709,669	164,912,882
		4,924,525,919
TOTAL COMMON STOCKS (Cost $34,110,154,568)		29,470,852,201
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	52,800,007	52,805,287
State Street Navigator Securities Lending Portfolio II (b) (f)	469,204,050	469,204,050
TOTAL SHORT-TERM INVESTMENTS (Cost $522,009,927)		522,009,337
TOTAL INVESTMENTS — 101.5% (Cost $34,632,164,495)		29,992,861,538
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(449,057,426)
NET ASSETS — 100.0%		$ 29,543,804,112
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,470,852,201	$—	$—	$29,470,852,201
Short-Term Investments	522,009,337	—	—	522,009,337
TOTAL INVESTMENTS	$29,992,861,538	$—	$—	$29,992,861,538
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	2,979,555	$181,186,739	$ 133,057,589	$ 179,045,641	$(23,079,075)	$63,502,987	2,320,288	$175,622,599	$3,394,417
State Street Institutional Liquid Reserves Fund, Premier Class	62,474,114	62,486,609	530,972,057	540,638,693	(7,705)	(6,981)	52,800,007	52,805,287	997,718
State Street Navigator Securities Lending Portfolio II	122,805,648	122,805,648	1,777,234,722	1,430,836,320	—	—	469,204,050	469,204,050	256,817
Total		$366,478,996	$2,441,264,368	$2,150,520,654	$(23,086,780)	$63,496,006		$697,631,936	$4,648,952
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 16.1%
AbbVie, Inc. (a)	13,932,843	$ 2,220,477,189
Amgen, Inc.	4,206,928	1,017,024,844
Biogen, Inc. (a) (b)	1,134,554	315,440,049
Gilead Sciences, Inc.	9,824,384	815,129,140
Incyte Corp. (a) (b)	1,459,044	105,445,110
Moderna, Inc. (a) (b)	2,602,951	399,761,214
Regeneron Pharmaceuticals, Inc. (b)	845,107	694,399,069
Vertex Pharmaceuticals, Inc. (b)	2,026,101	638,363,642
		6,206,040,257
HEALTH CARE EQUIPMENT & SUPPLIES — 20.1%
Abbott Laboratories	13,736,606	1,390,968,724
Align Technology, Inc. (b)	572,423	191,269,421
Baxter International, Inc.	3,976,058	161,268,913
Becton Dickinson & Co.	2,236,718	553,677,174
Boston Scientific Corp. (b)	11,284,371	564,557,081
Cooper Cos., Inc.	388,765	145,149,300
DENTSPLY SIRONA, Inc. (a)	1,696,293	66,630,389
Dexcom, Inc. (a) (b)	3,044,308	353,687,704
Edwards Lifesciences Corp. (b)	4,870,943	402,973,114
GE HealthCare Technologies, Inc. (a) (b)	2,860,651	234,659,202
Hologic, Inc. (b)	1,942,519	156,761,283
IDEXX Laboratories, Inc. (b)	652,452	326,278,196
Insulet Corp. (a) (b)	545,190	173,893,802
Intuitive Surgical, Inc. (b)	2,760,578	705,244,862
Medtronic PLC	10,479,728	844,875,671
ResMed, Inc. (a)	1,157,401	253,459,245
STERIS PLC	782,162	149,611,947
Stryker Corp. (a)	2,656,279	758,287,966
Teleflex, Inc. (a)	370,326	93,807,279
Zimmer Biomet Holdings, Inc.	1,653,313	213,608,040
		7,740,669,313
HEALTH CARE PROVIDERS & SERVICES — 21.4%
AmerisourceBergen Corp. (a)	1,274,752	204,100,543
Cardinal Health, Inc. (a)	2,029,820	153,251,410
Centene Corp. (b)	4,339,085	274,273,563
Cigna Group	2,353,051	601,275,122
CVS Health Corp.	10,116,794	751,778,962
DaVita, Inc. (a) (b)	433,802	35,185,680
Elevance Health, Inc. (a)	1,881,607	865,181,715
HCA Healthcare, Inc.	1,670,464	440,467,947
Henry Schein, Inc. (a) (b)	1,069,888	87,238,668
Humana, Inc.	984,616	477,991,683
Laboratory Corp. of America Holdings (a)	697,953	160,124,377
McKesson Corp.	1,078,826	384,115,997
Molina Healthcare, Inc. (a) (b)	460,079	123,066,532
Quest Diagnostics, Inc. (a)	874,592	123,737,276
UnitedHealth Group, Inc.	7,361,123	3,478,793,119
Universal Health Services, Inc. Class B (a)	506,422	64,366,236
		8,224,948,830
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 12.9%
Agilent Technologies, Inc.	2,330,849	$ 322,449,651
Bio-Rad Laboratories, Inc. Class A (b)	169,925	81,397,474
Bio-Techne Corp.	1,240,314	92,018,896
Charles River Laboratories International, Inc. (a) (b)	401,559	81,042,637
Danaher Corp. (a)	5,164,133	1,301,568,081
Illumina, Inc. (a) (b)	1,239,253	288,188,285
IQVIA Holdings, Inc. (b)	1,462,989	290,973,882
Mettler-Toledo International, Inc. (b)	174,149	266,484,541
PerkinElmer, Inc. (a)	995,111	132,608,492
Thermo Fisher Scientific, Inc.	3,089,848	1,780,895,692
Waters Corp. (b)	468,041	144,919,535
West Pharmaceutical Services, Inc. (a)	583,252	202,079,320
		4,984,626,486
PHARMACEUTICALS — 29.3%
Bristol-Myers Squibb Co.	16,750,731	1,160,993,166
Catalent, Inc. (a) (b)	1,420,413	93,335,338
Eli Lilly & Co.	6,213,357	2,133,791,061
Johnson & Johnson	20,598,031	3,192,694,805
Merck & Co., Inc.	19,974,957	2,125,135,675
Organon & Co. (a)	2,003,945	47,132,787
Pfizer, Inc.	44,224,044	1,804,340,995
Viatris, Inc.	9,554,039	91,909,855
Zoetis, Inc. (a)	3,671,933	611,156,529
		11,260,490,211
TOTAL COMMON STOCKS (Cost $41,041,278,415)		38,416,775,097
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	30,290,768	30,293,797
State Street Navigator Securities Lending Portfolio II (e) (f)	81,367,759	81,367,759
TOTAL SHORT-TERM INVESTMENTS (Cost $111,663,758)		111,661,556
TOTAL INVESTMENTS — 100.1% (Cost $41,152,942,173)		38,528,436,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(53,451,099)
NET ASSETS — 100.0%		$ 38,474,985,554
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,416,775,097	$—	$—	$38,416,775,097
Short-Term Investments	111,661,556	—	—	111,661,556
TOTAL INVESTMENTS	$38,528,436,653	$—	$—	$38,528,436,653
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	40,926,004	$ 40,934,189	$ 525,676,761	$ 536,317,894	$8,120	$(7,379)	30,290,768	$ 30,293,797	$1,233,499
State Street Navigator Securities Lending Portfolio II	158,598,098	158,598,098	1,307,942,950	1,385,173,289	—	—	81,367,759	81,367,759	105,310
Total		$199,532,287	$1,833,619,711	$1,921,491,183	$8,120	$(7,379)		$111,661,556	$1,338,809
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 20.2%
Boeing Co. (a)	2,620,243	$ 556,618,220
General Dynamics Corp.	1,048,698	239,323,371
Howmet Aerospace, Inc.	1,714,841	72,657,813
Huntington Ingalls Industries, Inc.	185,601	38,423,119
L3Harris Technologies, Inc.	886,739	174,013,661
Lockheed Martin Corp.	1,058,740	500,498,160
Northrop Grumman Corp.	670,453	309,561,559
Raytheon Technologies Corp.	6,825,674	668,438,282
Textron, Inc. (b)	972,328	68,675,527
TransDigm Group, Inc.	241,752	178,183,312
		2,806,393,024
AIR FREIGHT & LOGISTICS — 7.5%
C.H. Robinson Worldwide, Inc. (b)	548,235	54,478,112
Expeditors International of Washington, Inc. (b)	741,201	81,621,054
FedEx Corp.	1,082,085	247,245,602
United Parcel Service, Inc. Class B	3,400,480	659,659,115
		1,043,003,883
BUILDING PRODUCTS — 5.1%
A O Smith Corp.	590,844	40,856,863
Allegion PLC	409,110	43,664,310
Carrier Global Corp.	3,885,012	177,739,299
Johnson Controls International PLC	3,200,663	192,743,926
Masco Corp.	1,048,899	52,151,258
Trane Technologies PLC	1,066,877	196,284,030
		703,439,686
COMMERCIAL SERVICES & SUPPLIES — 5.7%
Cintas Corp.	402,350	186,159,298
Copart, Inc. (a)	1,996,453	150,153,230
Republic Services, Inc.	956,579	129,348,612
Rollins, Inc.	1,078,060	40,459,592
Waste Management, Inc.	1,730,856	282,423,774
		788,544,506
CONSTRUCTION & ENGINEERING — 0.8%
Quanta Services, Inc. (b)	665,512	110,900,920
ELECTRICAL EQUIPMENT — 6.4%
AMETEK, Inc.	1,069,583	155,442,497
Eaton Corp. PLC	1,853,216	317,530,029
Emerson Electric Co.	2,662,884	232,043,712
Generac Holdings, Inc. (a) (b)	295,096	31,873,319
Rockwell Automation, Inc. (b)	534,570	156,869,567
		893,759,124
GROUND TRANSPORTATION — 9.4%
CSX Corp.	9,797,108	293,325,414
J.B. Hunt Transport Services, Inc.	386,501	67,815,465
Norfolk Southern Corp.	1,061,496	225,037,152
Old Dominion Freight Line, Inc.	421,892	143,797,669
Union Pacific Corp.	2,850,922	573,776,562
		1,303,752,262
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 9.7%
3M Co.	2,565,321	$ 269,640,891
General Electric Co.	5,075,515	485,219,234
Honeywell International, Inc.	3,113,127	594,980,832
		1,349,840,957
MACHINERY — 20.7%
Caterpillar, Inc.	2,424,755	554,880,934
Cummins, Inc.	658,093	157,205,256
Deere & Co.	1,259,994	520,226,323
Dover Corp.	650,639	98,858,090
Fortive Corp.	1,643,561	112,041,553
IDEX Corp.	351,227	81,143,974
Illinois Tool Works, Inc.	1,293,636	314,935,684
Ingersoll Rand, Inc.	1,885,830	109,717,589
Nordson Corp.	250,271	55,625,232
Otis Worldwide Corp.	1,932,155	163,073,882
PACCAR, Inc.	2,431,042	177,952,274
Parker-Hannifin Corp.	597,762	200,913,786
Pentair PLC	766,154	42,345,332
Snap-on, Inc.	247,291	61,053,675
Stanley Black & Decker, Inc. (b)	689,061	55,524,535
Westinghouse Air Brake Technologies Corp.	846,980	85,595,799
Xylem, Inc.	839,495	87,895,127
		2,878,989,045
PASSENGER AIRLINES — 2.4%
Alaska Air Group, Inc. (a) (b)	593,920	24,920,883
American Airlines Group, Inc. (a) (b)	3,030,146	44,694,654
Delta Air Lines, Inc. (a)	2,986,411	104,285,472
Southwest Airlines Co.	2,767,741	90,062,292
United Airlines Holdings, Inc. (a)	1,522,631	67,376,422
		331,339,723
PROFESSIONAL SERVICES — 8.9%
Automatic Data Processing, Inc.	1,930,760	429,845,099
Broadridge Financial Solutions, Inc.	548,131	80,339,561
CoStar Group, Inc. (a)	1,894,084	130,407,683
Equifax, Inc. (b)	570,537	115,727,725
Jacobs Solutions, Inc.	590,146	69,348,056
Leidos Holdings, Inc.	636,568	58,602,450
Paychex, Inc.	1,495,234	171,338,864
Robert Half International, Inc.	501,515	40,407,064
Verisk Analytics, Inc. (b)	728,318	139,735,092
		1,235,751,594
TRADING COMPANIES & DISTRIBUTORS — 3.0%
Fastenal Co.	2,658,632	143,406,610
United Rentals, Inc.	323,067	127,856,996
W.W. Grainger, Inc.	209,424	144,253,345
		415,516,951
TOTAL COMMON STOCKS (Cost $15,705,363,443)		13,861,231,675

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	12,426,947	$ 12,428,190
State Street Navigator Securities Lending Portfolio II (e) (f)	85,576,330	85,576,330
TOTAL SHORT-TERM INVESTMENTS (Cost $98,005,629)		98,004,520
TOTAL INVESTMENTS — 100.5% (Cost $15,803,369,072)		13,959,236,195
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(72,708,359)
NET ASSETS — 100.0%		$ 13,886,527,836

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	250	06/16/2023	$25,116,250	$25,699,175	$582,925
During the period ended March 31, 2023, average notional value related to futures contracts was $24,192,663.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,861,231,675	$—	$—	$13,861,231,675
Short-Term Investments	98,004,520	—	—	98,004,520
TOTAL INVESTMENTS	$13,959,236,195	$—	$—	$13,959,236,195
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 582,925	$—	$—	$ 582,925
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$13,959,819,120	$—	$—	$13,959,819,120
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,536,831	$ 17,540,339	$ 184,988,762	$ 190,101,364	$4,453	$(4,000)	12,426,947	$12,428,190	$381,722
State Street Navigator Securities Lending Portfolio II	107,539,397	107,539,397	1,058,282,301	1,080,245,367	—	—	85,576,330	85,576,330	153,354
Total		$125,079,736	$1,243,271,063	$1,270,346,731	$4,453	$(4,000)		$98,004,520	$535,076
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 68.0%
Air Products & Chemicals, Inc.	1,313,604	$ 377,280,205
Albemarle Corp. (a)	692,948	153,169,226
Celanese Corp. (a)	590,038	64,249,238
CF Industries Holdings, Inc.	1,160,442	84,120,440
Corteva, Inc.	4,216,293	254,284,631
Dow, Inc.	4,169,309	228,561,519
DuPont de Nemours, Inc.	2,709,769	194,480,121
Eastman Chemical Co.	702,693	59,265,128
Ecolab, Inc.	1,465,722	242,620,963
FMC Corp.	745,078	90,996,376
International Flavors & Fragrances, Inc.	1,508,082	138,683,221
Linde PLC	2,913,294	1,035,501,219
LyondellBasell Industries NV Class A	1,502,310	141,051,886
Mosaic Co. (a)	2,013,920	92,398,649
PPG Industries, Inc.	1,390,171	185,699,042
Sherwin-Williams Co.	1,394,858	313,522,233
		3,655,884,097
CONSTRUCTION MATERIALS — 4.9%
Martin Marietta Materials, Inc.	367,263	130,400,401
Vulcan Materials Co.	786,132	134,868,806
		265,269,207
CONTAINERS & PACKAGING — 9.8%
Amcor PLC	8,788,276	100,010,581
Avery Dennison Corp.	478,924	85,693,871
Ball Corp. (a)	1,856,814	102,329,020
International Paper Co.	2,103,758	75,861,514
Packaging Corp. of America	547,333	75,986,240
Sealed Air Corp.	855,640	39,282,432
Westrock Co.	1,506,245	45,895,285
		525,058,943
Security Description	Shares	Value
METALS & MINING — 17.1%
Freeport-McMoRan, Inc.	8,454,362	$ 345,867,950
Newmont Corp.	4,694,910	230,144,488
Nucor Corp.	1,496,479	231,161,111
Steel Dynamics, Inc.	986,567	111,541,265
		918,714,814
TOTAL COMMON STOCKS (Cost $6,245,066,205)		5,364,927,061
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b) (c)	10,317,415	10,318,447
State Street Navigator Securities Lending Portfolio II (d) (e)	40,291,447	40,291,447
TOTAL SHORT-TERM INVESTMENTS (Cost $50,610,652)		50,609,894
TOTAL INVESTMENTS — 100.7% (Cost $6,295,676,857)		5,415,536,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(38,184,210)
NET ASSETS — 100.0%		$ 5,377,352,745
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Materials Select Sector Index (long)	150	06/16/2023	$12,385,995	$12,927,000	$541,005
During the period ended March 31, 2023, average notional value related to futures contracts was $13,636,507.
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,364,927,061	$—	$—	$5,364,927,061
Short-Term Investments	50,609,894	—	—	50,609,894
TOTAL INVESTMENTS	$5,415,536,955	$—	$—	$5,415,536,955
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 541,005	$—	$—	$ 541,005
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,416,077,960	$—	$—	$5,416,077,960
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,340,391	$3,341,060	$ 86,456,538	$ 79,478,412	$305	$(1,044)	10,317,415	$10,318,447	$264,280
State Street Navigator Securities Lending Portfolio II	—	—	486,590,281	446,298,834	—	—	40,291,447	40,291,447	75,344
Total		$3,341,060	$573,046,819	$525,777,246	$305	$(1,044)		$50,609,894	$339,624
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
HEALTH CARE REITs — 7.2%
Healthpeak Properties, Inc. REIT	2,873,226	$ 63,124,775
Ventas, Inc. REIT	2,106,755	91,327,829
Welltower, Inc. REIT	2,488,192	178,378,485
		332,831,089
HOTEL & RESORT REITs — 1.3%
Host Hotels & Resorts, Inc. REIT	3,757,264	61,957,284
INDUSTRIAL REITs — 13.0%
Prologis, Inc. REIT	4,859,803	606,357,620
OFFICE REITs — 3.1%
Alexandria Real Estate Equities, Inc. REIT	829,570	104,185,696
Boston Properties, Inc. REIT	749,615	40,569,164
		144,754,860
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
CBRE Group, Inc. Class A (a)	1,663,884	121,147,394
RESIDENTIAL REITs — 13.3%
AvalonBay Communities, Inc. REIT	736,771	123,821,734
Camden Property Trust REIT	578,768	60,678,037
Equity Residential REIT	1,793,761	107,625,660
Essex Property Trust, Inc. REIT	339,463	70,995,292
Invitation Homes, Inc. REIT	3,059,217	95,539,347
Mid-America Apartment Communities, Inc. REIT	608,248	91,869,778
UDR, Inc. REIT	1,625,005	66,722,705
		617,252,553
RETAIL REITs — 11.9%
Federal Realty Investment Trust REIT	384,692	38,019,110
Kimco Realty Corp. REIT	3,249,955	63,471,621
Realty Income Corp. REIT	3,302,252	209,098,597
Regency Centers Corp. REIT	809,273	49,511,322
Simon Property Group, Inc. REIT	1,721,568	192,763,969
		552,864,619
Security Description	Shares	Value
SPECIALIZED REITs — 47.1%
American Tower Corp. REIT	2,451,339	$ 500,906,611
Crown Castle, Inc. REIT	2,279,755	305,122,409
Digital Realty Trust, Inc. REIT	1,514,066	148,847,828
Equinix, Inc. REIT	487,246	351,323,856
Extra Space Storage, Inc. REIT	705,333	114,919,906
Iron Mountain, Inc. REIT	1,527,623	80,826,533
Public Storage REIT	832,276	251,463,871
SBA Communications Corp. REIT	568,523	148,424,300
VICI Properties, Inc. REIT	5,285,110	172,400,288
Weyerhaeuser Co. REIT	3,859,243	116,278,992
		2,190,514,594
TOTAL COMMON STOCKS (Cost $5,815,008,126)		4,627,680,013
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b) (c) (Cost $4,376,299)	4,375,635	4,376,073
TOTAL INVESTMENTS — 99.6% (Cost $5,819,384,425)		4,632,056,086
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		19,764,432
NET ASSETS — 100.0%		$ 4,651,820,518
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	485	06/16/2023	$21,878,300	$22,340,313	$460,412
During the period ended March 31, 2023, average notional value related to futures contracts was $12,529,848.
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,627,680,013	$—	$—	$4,627,680,013
Short-Term Investment	4,376,073	—	—	4,376,073
TOTAL INVESTMENTS	$4,632,056,086	$—	$—	$4,632,056,086
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 460,412	$—	$—	$ 460,412
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,632,516,498	$—	$—	$4,632,516,498
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,197,398	$14,200,238	$138,369,321	$148,192,584	$(676)	$(226)	4,375,635	$4,376,073	$99,249
State Street Navigator Securities Lending Portfolio II	—	—	35,086,376	35,086,376	—	—	—	—	145
Total		$14,200,238	$173,455,697	$183,278,960	$(676)	$(226)		$4,376,073	$99,394
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.4%
Arista Networks, Inc. (a)	1,447,928	$ 243,049,194
Cisco Systems, Inc.	24,031,677	1,256,255,915
F5, Inc. (a)	351,674	51,235,385
Juniper Networks, Inc.	1,895,072	65,228,378
Motorola Solutions, Inc.	978,139	279,874,912
		1,895,643,784
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Amphenol Corp. Class A	3,478,344	284,250,272
CDW Corp.	792,013	154,355,413
Corning, Inc. (b)	4,453,070	157,104,310
Keysight Technologies, Inc. (a)	1,043,239	168,462,234
TE Connectivity Ltd.	1,851,256	242,792,224
Teledyne Technologies, Inc. (a)	274,233	122,680,875
Trimble, Inc. (a)	1,442,733	75,628,064
Zebra Technologies Corp. Class A (a)	302,019	96,042,042
		1,301,315,434
IT SERVICES — 5.5%
Accenture PLC Class A	3,683,890	1,052,892,601
Akamai Technologies, Inc. (a)	919,815	72,021,514
Cognizant Technology Solutions Corp. Class A (b)	2,977,590	181,424,559
DXC Technology Co. (a)	1,331,892	34,043,160
EPAM Systems, Inc. (a)	336,407	100,585,693
Gartner, Inc. (a)	462,294	150,601,516
International Business Machines Corp.	5,288,932	693,326,096
VeriSign, Inc. (a)	535,925	113,257,030
		2,398,152,169
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.1%
Advanced Micro Devices, Inc. (a)	9,432,058	924,436,005
Analog Devices, Inc.	2,965,037	584,764,597
Applied Materials, Inc.	4,931,877	605,782,452
Broadcom, Inc.	2,444,566	1,568,286,872
Enphase Energy, Inc. (a)	795,096	167,192,787
First Solar, Inc. (a)	579,993	126,148,477
Intel Corp.	24,200,777	790,639,385
KLA Corp.	810,115	323,373,605
Lam Research Corp.	789,340	418,444,921
Microchip Technology, Inc.	3,204,517	268,474,434
Micron Technology, Inc.	6,383,173	385,160,659
Monolithic Power Systems, Inc.	261,749	131,015,844
NVIDIA Corp.	7,037,078	1,954,689,156
NXP Semiconductors NV	1,515,862	282,670,366
ON Semiconductor Corp. (a) (b)	2,526,954	208,018,853
Qorvo, Inc. (a)	584,337	59,351,109
QUALCOMM, Inc.	6,522,571	832,149,608
Skyworks Solutions, Inc.	930,001	109,721,518
SolarEdge Technologies, Inc. (a)	327,017	99,396,817
Teradyne, Inc. (b)	911,197	97,962,789
Security Description	Shares	Value
Texas Instruments, Inc.	5,301,163	$ 986,069,330
		10,923,749,584
SOFTWARE — 37.7%
Adobe, Inc. (a)	2,678,064	1,032,045,524
ANSYS, Inc. (a)	509,542	169,575,578
Autodesk, Inc. (a)	1,262,235	262,746,838
Cadence Design Systems, Inc. (a)	1,604,710	337,133,524
Ceridian HCM Holding, Inc. (a) (b)	900,020	65,899,464
Fair Isaac Corp. (a)	147,175	103,418,401
Fortinet, Inc. (a)	3,793,222	252,097,534
Gen Digital, Inc.	3,327,567	57,101,050
Intuit, Inc.	1,643,341	732,650,718
Microsoft Corp.	34,676,719	9,997,298,088
Oracle Corp.	8,990,352	835,383,508
Paycom Software, Inc. (a)	282,058	85,748,452
PTC, Inc. (a)	622,600	79,835,998
Roper Technologies, Inc.	620,339	273,377,194
Salesforce, Inc. (a)	5,849,820	1,168,677,040
ServiceNow, Inc. (a)	1,187,542	551,874,518
Synopsys, Inc. (a)	891,570	344,368,912
Tyler Technologies, Inc. (a)	243,592	86,387,467
		16,435,619,808
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 24.1%
Apple, Inc.	60,673,348	10,005,035,085
Hewlett Packard Enterprise Co.	7,498,420	119,449,831
HP, Inc.	5,055,951	148,392,162
NetApp, Inc.	1,261,054	80,518,298
Seagate Technology Holdings PLC (b)	1,123,306	74,272,993
Western Digital Corp. (a) (b)	1,868,022	70,368,388
		10,498,036,757
TOTAL COMMON STOCKS (Cost $40,326,575,339)		43,452,517,536
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	79,716,382	79,724,354
State Street Navigator Securities Lending Portfolio II (e) (f)	43,969,696	43,969,696
TOTAL SHORT-TERM INVESTMENTS (Cost $123,689,534)		123,694,050
TOTAL INVESTMENTS — 100.1% (Cost $40,450,264,873)		43,576,211,586
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(34,685,140)
NET ASSETS — 100.0%		$ 43,541,526,446
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	468	06/16/2023	$64,616,760	$71,873,896	$7,257,136
During the period ended March 31, 2023, average notional value related to futures contracts was $70,327,943.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,452,517,536	$—	$—	$43,452,517,536
Short-Term Investments	123,694,050	—	—	123,694,050
TOTAL INVESTMENTS	$43,576,211,586	$—	$—	$43,576,211,586
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 7,257,136	$—	$—	$ 7,257,136
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$43,583,468,722	$—	$—	$43,583,468,722
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,823,039	$ 60,835,203	$ 366,133,409	$ 347,226,189	$(6,141)	$(11,927)	79,716,382	$ 79,724,354	$1,518,298
State Street Navigator Securities Lending Portfolio II	94,660,055	94,660,055	2,360,261,270	2,410,951,629	—	—	43,969,696	43,969,696	431,721
Total		$155,495,258	$2,726,394,679	$2,758,177,818	$(6,141)	$(11,927)		$123,694,050	$1,950,019
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 65.2%
Alliant Energy Corp. (a)	3,934,856	$ 210,121,310
American Electric Power Co., Inc.	8,055,022	732,926,452
Constellation Energy Corp. (a)	5,126,156	402,403,246
Duke Energy Corp. (a)	12,069,949	1,164,387,980
Edison International	5,986,069	422,556,611
Entergy Corp. (a)	3,189,665	343,654,507
Evergy, Inc.	3,598,008	219,910,249
Eversource Energy (a)	5,459,847	427,287,626
Exelon Corp. (a)	15,577,217	652,529,620
FirstEnergy Corp.	8,514,290	341,082,457
NextEra Energy, Inc. (a)	31,149,374	2,400,993,748
NRG Energy, Inc. (a)	3,624,694	124,290,757
PG&E Corp. (a) (b)	25,237,805	408,095,307
Pinnacle West Capital Corp. (a)	1,780,216	141,064,316
PPL Corp. (a)	11,541,979	320,751,597
Southern Co. (a)	17,065,334	1,187,405,940
Xcel Energy, Inc. (a)	8,578,328	578,522,440
		10,077,984,163
GAS UTILITIES — 1.6%
Atmos Energy Corp. (a)	2,244,097	252,146,739
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.6%
AES Corp.	10,470,385	252,126,871
MULTI-UTILITIES — 28.4%
Ameren Corp. (a)	4,052,424	350,088,910
CenterPoint Energy, Inc. (a)	9,868,154	290,715,817
CMS Energy Corp. (a)	4,567,564	280,357,078
Consolidated Edison, Inc.	5,562,584	532,172,411
Dominion Energy, Inc.	13,061,814	730,286,021
DTE Energy Co. (a)	3,037,008	332,673,856
NiSource, Inc.	6,366,330	178,002,587
Public Service Enterprise Group, Inc. (a)	7,821,165	488,431,754
Security Description	Shares	Value
Sempra Energy (a)	4,927,225	$ 744,799,331
WEC Energy Group, Inc. (a)	4,944,508	468,689,913
		4,396,217,678
WATER UTILITIES — 2.9%
American Water Works Co., Inc.	3,024,765	443,097,825
TOTAL COMMON STOCKS (Cost $16,889,879,458)		15,421,573,276
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	20,299,794	20,301,824
State Street Navigator Securities Lending Portfolio II (e) (f)	45,816,875	45,816,875
TOTAL SHORT-TERM INVESTMENTS (Cost $66,119,324)		66,118,699
TOTAL INVESTMENTS — 100.2% (Cost $16,955,998,782)		15,487,691,975
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(23,717,756)
NET ASSETS — 100.0%		$ 15,463,974,219
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,421,573,276	$—	$—	$15,421,573,276
Short-Term Investments	66,118,699	—	—	66,118,699
TOTAL INVESTMENTS	$15,487,691,975	$—	$—	$15,487,691,975
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,297,775	$ 27,303,235	$ 364,054,081	$ 371,050,635	$(705)	$(4,152)	20,299,794	$20,301,824	$534,217
State Street Navigator Securities Lending Portfolio II	92,621,035	92,621,035	1,321,880,342	1,368,684,502	—	—	45,816,875	45,816,875	131,276
Total		$119,924,270	$1,685,934,423	$1,739,735,137	$(705)	$(4,152)		$66,118,699	$665,493
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$10,006,243,574	$14,322,528,445	$16,910,653,301
Investments in affiliated issuers, at value	24,868,771	53,366,749	36,128,764
Total Investments	10,031,112,345	14,375,895,194	16,946,782,065
Net cash at broker	—	—	—
Cash	—	26	49,092
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	208,982,020	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	—	1,128
Dividends receivable — unaffiliated issuers	3,162,900	3,367,506	47,839,624
Dividends receivable — affiliated issuers	22,940	70,237	103,334
Securities lending income receivable — unaffiliated issuers	1,098	6,460	—
Securities lending income receivable — affiliated issuers	8,664	22,400	7,412
Prepaid expenses and other assets	7,370	11,860	16,283
TOTAL ASSETS	10,034,315,317	14,588,355,703	16,994,798,938
LIABILITIES
Net cash at broker	—	—	—
Payable upon return of securities loaned	19,851,115	38,484,345	2,794,700
Payable for investments purchased	—	213,024,694	—
Payable for income related to Select Sector SPDR shares in-kind transactions	10,978	—	—
Advisory and Administration fees payable	237,689	358,230	431,614
Custodian fees payable	28,062	72,251	63,410
Distribution fees payable	174,316	263,564	318,104
Unitary fees payable	50,419	41,576	141,764
Trustees’ fees and expenses payable	2,473	3,334	465
License fee payable	535,303	821,206	994,234
Registration and filing fees payable	20,506	32,761	21,283
Professional fees payable	50,079	65,501	55,826
Printing and postage fees payable	339,059	481,119	288,949
Accrued expenses and other liabilities	13,501	10,564	13,499
TOTAL LIABILITIES	21,313,500	253,659,145	5,123,848
NET ASSETS	$10,013,001,817	$14,334,696,558	$16,989,675,090
NET ASSETS CONSIST OF:
Paid-in Capital	$13,870,461,380	$20,209,735,859	$19,284,982,219
Total distributable earnings (loss)	(3,857,459,563)	(5,875,039,301)	(2,295,307,129)
NET ASSETS	$10,013,001,817	$14,334,696,558	$16,989,675,090
NET ASSET VALUE PER SHARE
Net asset value per share	$ 57.98	$ 149.55	$ 74.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	172,700,000	95,853,252	227,371,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,850,466,222	$16,926,965,505	$17,710,665,241
Investments in affiliated issuers	24,868,628	53,367,741	36,129,705
Total cost of investments	$11,875,334,850	$16,980,333,246	$17,746,794,946
* Includes investments in securities on loan, at value	$ 20,433,395	$ 112,450,985	$ 2,746,006
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$37,924,033,651	$29,295,229,602	$38,416,775,097	$13,861,231,675	$ 5,364,927,061	$ 4,627,680,013	$43,452,517,536
114,596,562	697,631,936	111,661,556	98,004,520	50,609,894	4,376,073	123,694,050
38,038,630,213	29,992,861,538	38,528,436,653	13,959,236,195	5,415,536,955	4,632,056,086	43,576,211,586
11,698,989	—	—	—	422,999	1,702,319	—
16,703,648	2,980,117	2,083,996	7,143,299	649	6,589,745	6,222
2,295,560	—	—	583,750	541,500	462,013	7,258,680
—	—	—	—	—	—	518,565,141
2,134	—	—	38,584	—	—	—
22,755,730	22,019,533	30,879,092	7,162,913	7,600,221	11,679,005	8,877,166
479,865	234,298	277,860	61,868	49,572	28,414	420,548
—	3,309	5,509	741	—	404	—
14,672	131,250	17,634	27,838	10,203	—	44,979
34,276	24,397	37,677	9,949	5,071	5,553	34,819
38,092,615,087	30,018,254,442	38,561,738,421	13,974,265,137	5,424,167,170	4,652,523,539	44,111,419,141

—	—	—	—	—	—	1,783,127
22,111,247	469,204,050	81,367,759	85,576,330	40,291,447	—	43,969,696
—	—	—	—	5,635,718	—	518,278,219
—	508,136	9,568	—	13,196	1,960	5,823
995,412	801,580	999,427	363,586	144,682	120,094	1,077,046
102,901	145,466	123,891	61,718	5,915	5,882	128,161
737,926	594,428	740,087	267,668	107,130	89,565	788,605
425,336	312,416	404,318	87,389	14,621	18,599	404,265
1,165	6,923	1,143	2,423	2,147	357	4,023
2,365,331	1,914,097	2,362,383	833,146	342,721	295,257	2,401,714
48,845	68,768	53,836	26,966	11,640	6,718	73,095
88,500	101,896	92,145	56,555	42,691	39,387	109,210
420,766	772,320	581,433	448,021	192,392	111,700	852,835
16,875	20,250	16,877	13,499	10,125	13,502	16,876
27,314,304	474,450,330	86,752,867	87,737,301	46,814,425	703,021	569,892,695
$38,065,300,783	$29,543,804,112	$38,474,985,554	$13,886,527,836	$ 5,377,352,745	$ 4,651,820,518	$43,541,526,446

$44,577,378,254	$38,087,430,216	$42,252,762,387	$16,852,770,998	$ 7,233,843,809	$ 6,094,935,183	$43,245,729,702
(6,512,077,471)	(8,543,626,104)	(3,777,776,833)	(2,966,243,162)	(1,856,491,064)	(1,443,114,665)	295,796,744
$38,065,300,783	$29,543,804,112	$38,474,985,554	$13,886,527,836	$ 5,377,352,745	$ 4,651,820,518	$43,541,526,446

$ 82.81	$ 32.16	$ 129.52	$ 101.19	$ 80.65	$ 37.39	$ 151.03
459,674,200	918,745,427	297,065,324	137,226,000	66,673,725	124,400,000	288,305,897

$36,420,759,916	$33,889,144,681	$41,041,278,415	$15,705,363,443	$ 6,245,066,205	$ 5,815,008,126	$40,326,575,339
114,605,113	743,019,814	111,663,758	98,005,629	50,610,652	4,376,299	123,689,534
$36,535,365,029	$34,632,164,495	$41,152,942,173	$15,803,369,072	$ 6,295,676,857	$ 5,819,384,425	$40,450,264,873
$ 23,512,225	$ 510,922,893	$ 93,241,711	$ 94,119,313	$ 42,443,070	$ —	$ 70,880,322

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2023 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$15,421,573,276
Investments in affiliated issuers, at value	66,118,699
Total Investments	15,487,691,975
Cash	3,545,371
Dividends receivable — unaffiliated issuers	20,525,944
Dividends receivable — affiliated issuers	124,890
Securities lending income receivable — unaffiliated issuers	88
Securities lending income receivable — affiliated issuers	18,818
Prepaid expenses and other assets	15,872
TOTAL ASSETS	15,511,922,958
LIABILITIES
Payable upon return of securities loaned	45,816,875
Payable for income related to Select Sector SPDR shares in-kind transactions	1,756
Advisory and Administration fees payable	388,947
Custodian fees payable	55,058
Distribution fees payable	287,803
Unitary fees payable	128,827
Trustees’ fees and expenses payable	453
License fee payable	914,998
Registration and filing fees payable	20,189
Professional fees payable	54,788
Printing and postage fees payable	265,544
Accrued expenses and other liabilities	13,501
TOTAL LIABILITIES	47,948,739
NET ASSETS	$15,463,974,219
NET ASSETS CONSIST OF:
Paid-in Capital	$17,880,594,599
Total distributable earnings (loss)	(2,416,620,380)
NET ASSETS	$15,463,974,219
NET ASSET VALUE PER SHARE
Net asset value per share	$ 67.71
Shares outstanding (unlimited amount authorized, $0.01 par value)	228,374,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$16,889,879,458
Investments in affiliated issuers	66,119,324
Total cost of investments	$16,955,998,782
* Includes investments in securities on loan, at value	$ 45,123,102
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	46,887,069	$ 82,152,982	$ 219,619,891
Dividend income — affiliated issuers	141,964	354,625	551,723
Unaffiliated securities lending income	14,411	36,967	—
Affiliated securities lending income	49,392	164,180	60,178
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	47,092,836	82,708,754	220,231,792
EXPENSES
Advisory and Administration fees	1,317,887	2,130,380	2,541,776
Distribution fees	819,420	1,331,708	1,685,668
License fees	1,146,064	1,862,689	2,219,686
Custodian fees	25,721	41,570	49,612
Unitary fees	341,386	552,065	658,388
Trustees’ fees and expenses	52,280	86,430	89,652
Registration and filing fees	260	935	6,445
Professional fees	18,337	24,129	26,866
Printing and postage fees	301,892	453,161	308,130
Insurance expense	14,736	23,388	29,938
Miscellaneous expenses	31,796	47,111	36,130
TOTAL EXPENSES	4,069,779	6,553,566	7,652,291
NET INVESTMENT INCOME (LOSS)	$ 43,023,057	$ 76,155,188	$ 212,579,501
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(897,176,496)	(765,927,957)	(285,814,226)
Investments — affiliated issuers	(404)	2,648	(828)
In-kind redemptions — unaffiliated issuers	217,655,629	341,641,347	218,247,105
Futures contracts	—	—	—
Net realized gain (loss)	(679,521,271)	(424,283,962)	(67,567,949)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,340,435,016	1,093,814,620	1,776,548,036
Investments — affiliated issuers	(832)	(3,363)	(1,448)
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	2,340,434,184	1,093,811,257	1,776,546,588
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,660,912,913	669,527,295	1,708,978,639
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,703,935,970	$ 745,682,483	$1,921,558,140
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$ 784,739,353	$ 342,656,061	$ 335,555,785	$ 122,637,819	$ 58,468,814	$ 89,343,216	$ 225,694,448
2,266,955	4,392,135	1,233,499	381,722	264,280	99,249	1,518,298
34,214	34,702	24,996	811,511	—	—	36,630
185,151	256,817	105,310	153,354	75,344	145	431,721
—	—	—	—	—	—	(333,741)
787,225,673	347,339,715	336,919,590	123,984,406	58,808,438	89,442,610	227,347,356

6,201,495	4,845,747	6,144,640	2,077,983	847,999	752,904	6,064,514
4,162,183	3,006,691	4,099,200	1,321,098	528,873	485,491	3,894,590
5,429,672	4,227,764	5,375,506	1,810,038	737,989	657,351	5,288,424
121,039	94,593	119,931	40,564	16,553	14,696	118,360
1,606,436	1,254,838	1,591,764	538,121	219,603	194,996	1,570,232
211,975	180,179	220,861	75,230	33,256	28,662	227,577
17,058	3,687	15,247	2,247	672	1,776	8,076
48,948	32,022	48,408	21,684	16,536	16,513	43,773
638,336	1,249,856	686,658	394,185	188,032	146,245	1,338,906
63,137	47,902	69,669	19,930	10,062	10,173	66,465
46,046	97,688	80,738	45,268	25,489	23,240	100,662
18,546,325	15,040,967	18,452,622	6,346,348	2,625,064	2,332,047	18,721,579
$ 768,679,348	$ 332,298,748	$ 318,466,968	$ 117,638,058	$ 56,183,374	$ 87,110,563	$ 208,625,777

(271,100,719)	(2,755,993,084)	(95,243,003)	(412,605,333)	(46,495,680)	(66,506,104)	(857,830,715)
15,751	(23,086,780)	8,120	4,453	305	(676)	(6,141)
3,956,525,339	350,107,919	1,178,271,301	390,578,918	126,244,911	28,263,966	1,559,733,197
(47,594,410)	—	—	(952,827)	(907,058)	(3,276,816)	(938,019)
3,637,845,961	(2,428,971,945)	1,083,036,418	(22,974,789)	78,842,478	(41,519,630)	700,958,322

1,269,144,337	3,874,038,929	1,414,261,087	2,461,870,862	770,282,952	229,458,287	8,849,298,713
(11,506)	63,496,006	(7,379)	(4,000)	(1,044)	(226)	(11,927)
10,660,386	—	—	3,723,063	1,319,749	3,452,039	16,050,964
1,279,793,217	3,937,534,935	1,414,253,708	2,465,589,925	771,601,657	232,910,100	8,865,337,750
4,917,639,178	1,508,562,990	2,497,290,126	2,442,615,136	850,444,135	191,390,470	9,566,296,072
$5,686,318,526	$ 1,840,861,738	$2,815,757,094	$2,560,253,194	$906,627,509	$278,501,033	$9,774,921,849

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2023 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$246,690,102
Dividend income — affiliated issuers	534,217
Unaffiliated securities lending income	22,315
Affiliated securities lending income	131,276
TOTAL INVESTMENT INCOME (LOSS)	247,377,910
EXPENSES
Advisory and Administration fees	2,406,503
Distribution fees	1,615,011
License fees	2,107,322
Custodian fees	46,962
Unitary fees	623,606
Trustees’ fees and expenses	92,040
Registration and filing fees	6,355
Professional fees	27,846
Printing and postage fees	290,735
Insurance expense	29,260
Miscellaneous expenses	37,432
TOTAL EXPENSES	7,283,072
NET INVESTMENT INCOME (LOSS)	$240,094,838
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(31,506,187)
Investments — affiliated issuers	(705)
In-kind redemptions — unaffiliated issuers	128,521,132
Net realized gain (loss)	97,014,240
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	439,092,262
Investments — affiliated issuers	(4,152)
Net change in unrealized appreciation/depreciation	439,088,110
NET REALIZED AND UNREALIZED GAIN (LOSS)	536,102,350
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$776,197,188
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,023,057	$ 102,416,033	$ 76,155,188	$ 131,815,574
Net realized gain (loss)	(679,521,271)	708,706,713	(424,283,962)	1,459,788,324
Net change in unrealized appreciation/depreciation	2,340,434,184	(6,255,706,911)	1,093,811,257	(5,746,428,466)
Net increase (decrease) in net assets resulting from operations	1,703,935,970	(5,444,584,165)	745,682,483	(4,154,824,568)
Net equalization credits and charges	(20,494)	(4,073,365)	(108,388)	(944,319)
Distributions to shareholders	(44,376,393)	(98,460,012)	(78,228,188)	(129,853,122)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,116,603,714	10,323,050,378	8,688,858,640	21,602,723,713
Cost of shares redeemed	(3,341,211,409)	(12,378,013,156)	(9,120,255,298)	(22,853,143,682)
Net income equalization	20,494	4,073,365	108,388	944,319
Net increase (decrease) in net assets from beneficial interest transactions	775,412,799	(2,050,889,413)	(431,288,270)	(1,249,475,650)
Net increase (decrease) in net assets during the period	2,434,951,882	(7,598,006,955)	236,057,637	(5,535,097,659)
Net assets at beginning of period	7,578,049,935	15,176,056,890	14,098,638,921	19,633,736,580
NET ASSETS AT END OF PERIOD	$10,013,001,817	$ 7,578,049,935	$14,334,696,558	$ 14,098,638,921
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,100,000	150,200,000	61,600,000	123,600,000
Shares redeemed	(65,650,000)	(181,300,000)	(64,700,000)	(134,000,000)
Net increase (decrease) from share transactions	14,450,000	(31,100,000)	(3,100,000)	(10,400,000)
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 212,579,501	$ 364,578,342	$ 768,679,348	$ 1,395,774,120	$ 332,298,748	$ 720,755,368
(67,567,949)	844,454,846	3,637,845,961	8,300,112,401	(2,428,971,945)	2,844,401,110
1,776,546,588	(1,725,652,584)	1,279,793,217	1,644,500,576	3,937,534,935	(10,851,874,431)
1,921,558,140	(516,619,396)	5,686,318,526	11,340,387,097	1,840,861,738	(7,286,717,953)
31,946	5,281,761	(22,259,510)	(30,219,502)	459,722	(26,262,713)
(199,975,188)	(366,815,541)	(757,574,450)	(1,446,908,773)	(334,611,554)	(694,964,954)

10,970,566,719	29,214,101,970	16,652,817,592	38,323,878,231	23,605,406,430	49,626,705,184
(10,168,432,655)	(25,622,285,154)	(17,047,452,577)	(39,770,503,382)	(22,521,785,949)	(55,103,779,237)
(31,946)	(5,281,761)	22,259,510	30,219,502	(459,722)	26,262,713
802,102,118	3,586,535,055	(372,375,475)	(1,416,405,649)	1,083,160,759	(5,450,811,340)
2,523,717,016	2,708,381,879	4,534,109,091	8,446,853,173	2,589,870,665	(13,458,756,960)
14,465,958,074	11,757,576,195	33,531,191,692	25,084,338,519	26,953,933,447	40,412,690,407
$ 16,989,675,090	$ 14,465,958,074	$ 38,065,300,783	$ 33,531,191,692	$ 29,543,804,112	$ 26,953,933,447

150,400,000	392,500,000	191,550,000	551,600,000	699,550,000	1,339,600,000
(139,850,000)	(346,500,000)	(197,700,000)	(567,100,000)	(669,950,000)	(1,527,200,000)
10,550,000	46,000,000	(6,150,000)	(15,500,000)	29,600,000	(187,600,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 318,466,968	$ 532,272,447	$ 117,638,058	$ 237,312,729
Net realized gain (loss)	1,083,036,418	3,156,743,791	(22,974,789)	1,109,082,575
Net change in unrealized appreciation/depreciation	1,414,253,708	(5,562,711,590)	2,465,589,925	(3,250,181,327)
Net increase (decrease) in net assets resulting from operations	2,815,757,094	(1,873,695,352)	2,560,253,194	(1,903,786,023)
Net equalization credits and charges	1,708,369	10,937,354	(3,652,169)	(6,531,041)
Distributions to shareholders	(319,860,749)	(547,486,712)	(115,711,450)	(231,405,184)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	12,364,100,253	36,629,546,954	12,869,286,906	20,377,366,355
Cost of shares redeemed	(12,190,078,085)	(28,762,153,713)	(12,532,020,542)	(24,504,637,390)
Net income equalization	(1,708,369)	(10,937,354)	3,652,169	6,531,041
Net increase (decrease) in net assets from beneficial interest transactions	172,313,799	7,856,455,887	340,918,533	(4,120,739,994)
Net increase (decrease) in net assets during the period	2,669,918,513	5,446,211,177	2,781,808,108	(6,262,462,242)
Net assets at beginning of period	35,805,067,041	30,358,855,864	11,104,719,728	17,367,181,970
NET ASSETS AT END OF PERIOD	$ 38,474,985,554	$ 35,805,067,041	$ 13,886,527,836	$ 11,104,719,728
SHARES OF BENEFICIAL INTEREST:
Shares sold	93,950,000	277,250,000	130,550,000	208,050,000
Shares redeemed	(92,750,000)	(219,950,000)	(127,450,000)	(251,550,000)
Net increase (decrease) from share transactions	1,200,000	57,300,000	3,100,000	(43,500,000)
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22

$ 56,183,374	$ 141,752,846	$ 87,110,563	$ 101,651,228	$ 208,625,777	$ 370,356,173
78,842,478	390,596,179	(41,519,630)	229,318,907	700,958,322	7,445,819,258
771,601,657	(1,306,766,807)	232,910,100	(1,383,235,447)	8,865,337,750	(16,935,348,705)
906,627,509	(774,417,782)	278,501,033	(1,052,265,312)	9,774,921,849	(9,119,173,274)
(1,135,135)	(5,327,250)	(229,909)	3,998,621	(529,763)	(660,883)
(57,054,099)	(140,291,094)	(87,193,356)	(165,006,172)	(204,492,880)	(369,413,320)

4,781,518,864	9,286,163,854	2,246,649,038	6,393,738,629	7,478,810,227	31,297,130,714
(4,956,166,474)	(11,170,933,914)	(2,398,309,419)	(4,846,435,169)	(9,164,243,397)	(29,174,529,672)
1,135,135	5,327,250	229,909	(3,998,621)	529,763	660,883
(173,512,475)	(1,879,442,810)	(151,430,472)	1,543,304,839	(1,684,903,407)	2,123,261,925
674,925,800	(2,799,478,936)	39,647,296	330,031,976	7,884,995,799	(7,365,985,552)
4,702,426,945	7,501,905,881	4,612,173,222	4,282,141,246	35,656,530,647	43,022,516,199
$ 5,377,352,745	$ 4,702,426,945	$ 4,651,820,518	$ 4,612,173,222	$43,541,526,446	$ 35,656,530,647

61,450,000	111,250,000	59,750,000	140,250,000	57,300,000	206,250,000
(63,950,000)	(136,900,000)	(63,450,000)	(108,450,000)	(69,300,000)	(194,000,000)
(2,500,000)	(25,650,000)	(3,700,000)	31,800,000	(12,000,000)	12,250,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 240,094,838	$ 404,898,424
Net realized gain (loss)	97,014,240	676,116,079
Net change in unrealized appreciation/depreciation	439,088,110	(825,343,425)
Net increase (decrease) in net assets resulting from operations	776,197,188	255,671,078
Net equalization credits and charges	3,491,275	8,627,389
Distributions to shareholders	(247,956,601)	(430,630,955)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,160,675,439	24,428,615,968
Cost of shares redeemed	(10,343,994,554)	(20,091,272,564)
Net income equalization	(3,491,275)	(8,627,389)
Net increase (decrease) in net assets from beneficial interest transactions	(1,186,810,390)	4,328,716,015
Net increase (decrease) in net assets during the period	(655,078,528)	4,162,383,527
Net assets at beginning of period	16,119,052,747	11,956,669,220
NET ASSETS AT END OF PERIOD	$ 15,463,974,219	$ 16,119,052,747
SHARES OF BENEFICIAL INTEREST:
Shares sold	135,850,000	345,250,000
Shares redeemed	(153,700,000)	(286,200,000)
Net increase (decrease) from share transactions	(17,850,000)	59,050,000
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	For the Period 06/19/18* - 9/30/18(a)
Net asset value, beginning of period	$ 47.89	$ 80.15	$ 59.40	$ 49.50	$ 48.98	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.58	0.54	0.47	0.44	0.09
Net realized and unrealized gain (loss) (c)	10.10	(32.25)	20.73	9.88	0.51	(1.17)
Total from investment operations	10.36	(31.67)	21.27	10.35	0.95	(1.08)
Net equalization credits and charges (b)	(0.00)(d)	(0.02)	(0.00)(d)	0.02	0.02	0.19
Distributions to shareholders from:
Net investment income	(0.27)	(0.57)	(0.52)	(0.47)	(0.45)	(0.05)
Return of Capital	—	—	—	—	—	(0.08)
Total distributions	(0.27)	(0.57)	(0.52)	(0.47)	(0.45)	(0.13)
Net asset value, end of period	$ 57.98	$ 47.89	$ 80.15	$ 59.40	$ 49.50	$ 48.98
Total return (e)	21.70%	(39.71)%	35.88%	21.05%	2.07%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,013,002	$7,578,050	$15,176,057	$10,106,071	$6,039,403	$2,035,011
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.15%(f)
Net expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%(f)
Net investment income (loss)	1.00%(f)	0.88%	0.73%	0.86%	0.93%	0.62%(f)
Portfolio turnover rate (g)	52%(h)	21%	15%	15%	16%	7%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Period less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 142.48	$ 179.54	$ 146.99	$ 120.69	$ 117.19	$ 90.09
Income (loss) from investment operations:
Net investment income (loss) (b)	0.77	1.23	1.09	1.46	1.58	1.49
Net realized and unrealized gain (loss) (c)	7.10	(37.06)	32.54	26.34	3.51	26.81
Total from investment operations	7.87	(35.83)	33.63	27.80	5.09	28.30
Net equalization credits and charges (b)	(0.00)(d)	(0.01)	0.01	(0.06)	(0.02)	0.09
Distributions to shareholders from:
Net investment income	(0.80)	(1.22)	(1.09)	(1.44)	(1.57)	(1.29)
Net asset value, end of period	$ 149.55	$ 142.48	$ 179.54	$ 146.99	$ 120.69	$ 117.19
Total return (e)	5.58%	(20.06)%	22.93%	23.25%	4.45%	31.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,334,697	$14,098,639	$19,633,737	$15,809,198	$13,928,314	$16,218,942
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	1.10%(f)	0.70%	0.65%	1.17%	1.40%	1.43%
Portfolio turnover rate (g)	15%(h)	22%	23%	11%	6%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 66.72	$ 68.83	$ 64.13	$ 61.41	$ 53.92	$ 53.99
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	1.84	1.85	1.66	1.60	1.52
Net realized and unrealized gain (loss) (c)	7.94	(2.16)	4.67	2.70	7.41	(0.17)
Total from investment operations	8.88	(0.32)	6.52	4.36	9.01	1.35
Net equalization credits and charges (b)	0.00(d)	0.03	(0.01)	0.00(d)	0.05	0.08
Distributions to shareholders from:
Net investment income	(0.88)	(1.82)	(1.81)	(1.64)	(1.57)	(1.50)
Net asset value, end of period	$ 74.72	$ 66.72	$ 68.83	$ 64.13	$ 61.41	$ 53.92
Total return (e)	13.34%	(0.63)%	10.19%	7.32%	17.14%	2.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,989,675	$14,465,958	$11,757,576	$13,687,240	$14,015,004	$9,256,716
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	2.57%(f)	2.49%	2.71%	2.73%	2.84%	2.84%
Portfolio turnover rate (g)	9%(h)	11%	4%	5%	10%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 71.98	$ 52.12	$ 29.97	$ 59.18	$ 75.75	$ 68.46
Income (loss) from investment operations:
Net investment income (loss) (b)	1.64	2.91	2.11	2.19	4.01	1.95
Net realized and unrealized gain (loss) (c)	10.89	20.07	22.11	(27.49)	(18.36)	7.32
Total from investment operations	12.53	22.98	24.22	(25.30)	(14.35)	9.27
Net equalization credits and charges (b)	(0.05)	(0.06)	0.09	0.08	(0.04)	(0.02)
Contribution from affiliate	—	—	—	0.00(d)(e)	—	—
Distributions to shareholders from:
Net investment income	(1.65)	(3.06)	(2.16)	(3.99)	(2.18)	(1.96)
Net asset value, end of period	$ 82.81	$ 71.98	$ 52.12	$ 29.97	$ 59.18	$ 75.75
Total return (f)	17.40%	44.34%	81.93%	(44.68)%(g)	(19.08)%	13.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,065,301	$33,531,192	$25,084,339	$8,430,789	$10,014,781	$18,435,159
Ratios to average net assets:
Total expenses	0.09%(h)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	3.81%(h)	4.14%	4.54%	5.08%	6.25%	2.71%
Portfolio turnover rate (i)	3%(j)	9%	14%	13%	10%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Contribution paid by an Affiliate in the amount of $290,417.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 30.31	$ 37.53	$ 24.06	$ 28.02	$ 27.58	$ 25.84
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.68	0.61	0.60	0.57	0.48
Net realized and unrealized gain (loss) (c)	1.85	(7.21)	13.44	(3.94)	0.46	1.73
Total from investment operations	2.21	(6.53)	14.05	(3.34)	1.03	2.21
Net equalization credits and charges (b)	0.00(d)	(0.02)	0.02	(0.02)	(0.03)	0.01
Distributions to shareholders from:
Net investment income	(0.36)	(0.67)	(0.60)	(0.60)	(0.56)	(0.48)
Net asset value, end of period	$ 32.16	$ 30.31	$ 37.53	$ 24.06	$ 28.02	$ 27.58
Total return (e)	7.26%	(17.67)%	58.79%	(11.98)%	3.81%	8.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,543,804	$26,953,933	$40,412,690	$16,646,404	$22,552,204	$31,053,806
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	2.11%(f)	1.83%	1.80%	2.30%	2.13%	1.72%
Portfolio turnover rate (g)	20%(h)	4%	3%	4%	4%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 121.02	$ 127.26	$ 105.56	$ 90.13	$ 95.11	$ 81.76
Income (loss) from investment operations:
Net investment income (loss) (b)	1.05	1.95	1.85	1.66	2.29	1.31
Net realized and unrealized gain (loss) (c)	8.49	(6.27)	21.65	16.08	(5.75)	13.34
Total from investment operations	9.54	(4.32)	23.50	17.74	(3.46)	14.65
Net equalization credits and charges (b)	0.01	0.04	0.01	(0.00)(d)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(1.05)	(1.96)	(1.81)	(2.31)	(1.50)	(1.31)
Net asset value, end of period	$ 129.52	$ 121.02	$ 127.26	$ 105.56	$ 90.13	$ 95.11
Total return (e)	7.88%	(3.47)%	22.37%	19.90%	(3.65)%	18.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,474,986	$35,805,067	$30,358,856	$23,873,455	$16,818,717	$19,632,378
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	1.59%(f)	1.48%	1.54%	1.67%	2.53%	1.54%
Portfolio turnover rate (g)	1%(h)	2%	4%	3%	2%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 82.79	$ 97.77	$ 76.98	$ 77.66	$ 78.37	$ 70.99
Income (loss) from investment operations:
Net investment income (loss) (b)	0.85	1.52	1.27	1.39	1.52	1.30
Net realized and unrealized gain (loss) (c)	18.44	(14.94)	20.81	(0.68)	(0.63)	7.49
Total from investment operations	19.29	(13.42)	22.08	0.71	0.89	8.79
Net equalization credits and charges (b)	(0.03)	(0.04)	0.01	0.02	(0.03)	(0.02)
Contribution from affiliate	—	—	—	—	0.00(d)(e)	—
Distributions to shareholders from:
Net investment income	(0.86)	(1.52)	(1.30)	(1.41)	(1.57)	(1.39)
Net asset value, end of period	$ 101.19	$ 82.79	$ 97.77	$ 76.98	$ 77.66	$ 78.37
Total return (f)	23.31%	(13.95)%	28.74%	1.12%	1.25%(g)	12.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,886,528	$11,104,720	$17,367,182	$12,179,734	$9,802,368	$12,925,332
Ratios to average net assets:
Total expenses	0.09%(h)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	1.74%(h)	1.54%	1.33%	1.87%	2.07%	1.74%
Portfolio turnover rate (i)	7%(j)	7%	2%	3%	3%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Contribution paid by an Affiliate in the amount of $60,421.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 67.98	$ 79.11	$ 63.62	$ 58.17	$ 57.92	$ 56.80
Income (loss) from investment operations:
Net investment income (loss) (b)	0.80	1.64	1.45	1.23	1.20	1.09
Net realized and unrealized gain (loss) (c)	12.73	(11.02)	15.43	5.47	0.28	1.09
Total from investment operations	13.53	(9.38)	16.88	6.70	1.48	2.18
Net equalization credits and charges (b)	(0.02)	(0.06)	(0.00)(d)	(0.03)	(0.03)	0.02
Distributions to shareholders from:
Net investment income	(0.84)	(1.69)	(1.39)	(1.22)	(1.20)	(1.08)
Net asset value, end of period	$ 80.65	$ 67.98	$ 79.11	$ 63.62	$ 58.17	$ 57.92
Total return (e)	19.93%	(12.23)%	26.60%	11.76%	2.64%	3.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,377,353	$4,702,427	$7,501,906	$3,917,044	$4,201,473	$4,547,766
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	2.04%(f)	1.97%	1.83%	2.15%	2.18%	1.84%
Portfolio turnover rate (g)	3%(h)	2%	5%	4%	20%	17%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 36.00	$ 44.47	$ 35.30	$ 39.35	$ 32.62	$ 32.26
Income (loss) from investment operations:
Net investment income (loss) (b)	0.67	0.86	0.85	0.88	0.95	0.95
Net realized and unrealized gain (loss) (c)	1.40	(7.99)	9.66	(3.78)	6.91	0.58
Total from investment operations	2.07	(7.13)	10.51	(2.90)	7.86	1.53
Net equalization credits and charges (b)	(0.00)(d)	0.03	0.05	(0.05)	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.68)	(1.37)	(1.39)	(1.10)	(1.14)	(1.17)
Net asset value, end of period	$ 37.39	$ 36.00	$ 44.47	$ 35.30	$ 39.35	$ 32.62
Total return (e)	5.82%	(16.46)%	30.42%	(7.46)%	24.64%	4.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,651,821	$4,612,173	$4,282,141	$2,264,406	$3,884,273	$2,732,078
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	3.56%(f)	1.90%	2.05%	2.42%	2.69%	2.94%
Portfolio turnover rate (g)	2%(h)	11%	4%	5%	3%	7%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 118.73	$ 149.35	$ 116.76	$ 80.51	$ 75.30	$ 59.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	1.24	1.11	1.20	1.05	0.93
Net realized and unrealized gain (loss) (c)	32.29	(30.62)	32.60	36.24	5.18	16.17
Total from investment operations	32.98	(29.38)	33.71	37.44	6.23	17.10
Net equalization credits and charges (b)	(0.00)(d)	(0.00)(d)	(0.02)	(0.00)(d)	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.68)	(1.24)	(1.10)	(1.19)	(1.03)	(0.97)
Net asset value, end of period	$ 151.03	$ 118.73	$ 149.35	$ 116.76	$ 80.51	$ 75.30
Total return (e)	27.85%	(19.82)%	28.93%	46.88%	8.44%	29.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,541,526	$35,656,531	$43,022,516	$34,095,026	$22,417,160	$22,959,484
Ratios to average net assets:
Total expenses	0.09%(f)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	1.06%(f)	0.83%	0.81%	1.24%	1.44%	1.37%
Portfolio turnover rate (g)	17%(h)	9%	4%	3%	6%	19%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/23 (Unaudited)	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 65.46	$ 63.88	$ 59.40	$ 64.73	$ 52.68	$ 53.05
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	1.96	1.86	2.00	1.90	1.76
Net realized and unrealized gain (loss) (c)	2.25	1.61	4.61	(5.36)	12.01	(0.28)
Total from investment operations	3.29	3.57	6.47	(3.36)	13.91	1.48
Net equalization credits and charges (b)	0.02	0.04	(0.01)	(0.02)	0.01	(0.04)
Distributions to shareholders from:
Net investment income	(1.06)	(2.03)	(1.98)	(1.95)	(1.87)	(1.81)
Net asset value, end of period	$ 67.71	$ 65.46	$ 63.88	$ 59.40	$ 64.73	$ 52.68
Total return (d)	5.08%	5.46%	10.95%	(5.12)%	26.85%	2.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,463,974	$16,119,053	$11,956,669	$11,405,751	$11,296,483	$7,642,260
Ratios to average net assets:
Total expenses	0.09%(e)	0.10%	0.11%	0.13%	0.13%	0.13%
Net investment income (loss)	3.07%(e)	2.76%	2.89%	3.29%	3.30%	3.37%
Portfolio turnover rate (f)	1%(g)	4%	3%	3%	5%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2023, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

The Funds in the following tables each entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of March 31, 2023, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$2,295,560	$—	$2,295,560
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	583,750	—	583,750
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	541,500	—	541,500
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	462,013	—	462,013
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	7,258,680	—	7,258,680
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	(47,594,410)	$—	(47,594,410)
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	(952,827)	—	(952,827)
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	(907,058)	—	(907,058)
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	(3,276,816)	—	(3,276,816)
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	(938,019)	—	(938,019)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$10,660,386	$—	$10,660,386
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	3,723,063	—	3,723,063
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	1,319,749	—	1,319,749
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	3,452,039	—	3,452,039
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	16,050,964	—	16,050,964

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and  is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023, are disclosed in the Funds' respective Schedules of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2022, the Board limited each Fund's 12b-1 fee to an annual rate of 0.02% of its average daily net assets (prior to February 1, 2022, each applicable Fund's 12b-1 fee was limited to an annual rate of 0.03% of its average daily net assets). This limitation is in effect through at least January 31, 2024.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. Effective January 1, 2022, each Fund pays an annual sub-license fee to S&P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate is applied to the Fund’s average daily net assets. Future years’ sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund. Prior to January 1, 2022, the Trust paid an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. Each Fund paid its proportionate share of the annual sub-license fees based on the relative net assets of each Fund. Under each scenario, fees to S& P are generally paid quarterly.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2023, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$5,255,654,547	$4,481,937,487
The Consumer Discretionary Select Sector SPDR Fund	2,130,848,543	2,127,816,291
The Consumer Staples Select Sector SPDR Fund	1,437,172,712	1,445,524,754
The Energy Select Sector SPDR Fund	1,385,409,322	1,493,512,907
The Financial Select Sector SPDR Fund	6,343,401,144	6,338,329,226
The Health Care Select Sector SPDR Fund	591,651,545	586,485,320
The Industrial Select Sector SPDR Fund	900,894,389	895,459,489
The Materials Select Sector SPDR Fund	144,766,575	148,004,008
The Real Estate Select Sector SPDR Fund	109,324,232	106,270,691
The Technology Select Sector SPDR Fund	6,615,203,183	6,678,651,607
The Utilities Select Sector SPDR Fund	150,103,273	180,737,202

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

For the period ended March 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 3,579,022,464	$ 2,804,498,318	$ 217,655,629
The Consumer Discretionary Select Sector SPDR Fund	5,986,793,886	6,417,503,808	341,641,347
The Consumer Staples Select Sector SPDR Fund	8,502,340,100	7,699,658,135	218,247,105
The Energy Select Sector SPDR Fund	13,447,788,711	13,840,795,138	3,956,525,339
The Financial Select Sector SPDR Fund	17,794,376,471	16,709,644,558	350,107,919
The Health Care Select Sector SPDR Fund	8,734,852,154	8,561,492,597	1,178,271,301
The Industrial Select Sector SPDR Fund	10,329,878,810	9,994,955,817	390,578,918
The Materials Select Sector SPDR Fund	3,644,837,448	3,819,248,613	126,244,911
The Real Estate Select Sector SPDR Fund	1,799,478,953	1,951,229,486	28,263,966
The Technology Select Sector SPDR Fund	5,555,395,385	7,240,488,042	1,559,733,197
The Utilities Select Sector SPDR Fund	6,764,832,521	7,947,390,265	128,521,132
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2022, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

As of March 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$11,937,877,339	$ 234,959,566	$2,141,724,560	$(1,906,764,994)
The Consumer Discretionary Select Sector SPDR Fund	17,025,837,008	384,894,243	3,034,836,057	(2,649,941,814)
The Consumer Staples Select Sector SPDR Fund	17,753,495,202	297,843,911	1,104,557,048	(806,713,137)
The Energy Select Sector SPDR Fund	36,606,114,240	2,859,967,140	1,425,161,031	1,434,806,109
The Financial Select Sector SPDR Fund	34,648,635,686	409,626,410	5,065,400,558	(4,655,774,148)
The Health Care Select Sector SPDR Fund	41,168,946,555	1,565,664,632	4,206,174,534	(2,640,509,902)
The Industrial Select Sector SPDR Fund	15,832,191,511	202,459,566	2,074,831,957	(1,872,372,391)
The Materials Select Sector SPDR Fund	6,297,199,607	95,961,282	977,082,929	(881,121,647)
The Real Estate Select Sector SPDR Fund	5,842,329,565	4,893,053	1,214,706,120	(1,209,813,067)
The Technology Select Sector SPDR Fund	40,833,315,766	4,486,281,125	1,736,128,169	2,750,152,956
The Utilities Select Sector SPDR Fund	16,962,604,963	118,779,068	1,593,692,056	(1,474,912,988)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 20,433,395	$ 19,851,115	$ 782,890	$ 20,634,005
The Consumer Discretionary Select Sector SPDR Fund	112,450,985	38,484,345	74,512,200	112,996,545
The Consumer Staples Select Sector SPDR Fund	2,746,006	2,794,700	-	2,794,700
The Energy Select Sector SPDR Fund	23,512,225	22,111,247	1,629,375	23,740,622

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Financial Select Sector SPDR Fund	$510,922,893	$469,204,050	$45,885,868	$515,089,918
The Health Care Select Sector SPDR Fund	93,241,711	81,367,759	12,687,342	94,055,101
The Industrial Select Sector SPDR Fund	94,119,313	85,576,330	9,122,050	94,698,380
The Materials Select Sector SPDR Fund	42,443,070	40,291,447	2,507,669	42,799,116
The Technology Select Sector SPDR Fund	70,880,322	43,969,696	27,611,864	71,581,560
The Utilities Select Sector SPDR Fund	45,123,102	45,816,875	-	45,816,875
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2023:
		Remaining Contractual Maturity of the Agreements as of March 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$ 19,851,115	$—	$—	$—	$ 19,851,115	$ 19,851,115
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	38,484,345	—	—	—	38,484,345	38,484,345
The Consumer Staples Select Sector SPDR Fund	Common Stocks	2,794,700	—	—	—	2,794,700	2,794,700
The Energy Select Sector SPDR Fund	Common Stocks	22,111,247	—	—	—	22,111,247	22,111,247
The Financial Select Sector SPDR Fund	Common Stocks	469,204,050	—	—	—	469,204,050	469,204,050
The Health Care Select Sector SPDR Fund	Common Stocks	81,367,759	—	—	—	81,367,759	81,367,759
The Industrial Select Sector SPDR Fund	Common Stocks	85,576,330	—	—	—	85,576,330	85,576,330
The Materials Select Sector SPDR Fund	Common Stocks	40,291,447	—	—	—	40,291,447	40,291,447
The Technology Select Sector SPDR Fund	Common Stocks	43,969,696	—	—	—	43,969,696	43,969,696
The Utilities Select Sector SPDR Fund	Common Stocks	45,816,875	—	—	—	45,816,875	45,816,875
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2023 (Unaudited)

12.    Change in Audit Firm
On February 9, 2023, upon recommendation by the Audit Committee of The Select Sector SPDR Trust (the “Trust”), the Board of Trustees of the Trust voted to replace Ernst & Young, LLP (“EY”) with Cohen & Company as the independent registered public accounting firm to the Trust for the fiscal year ending September 30, 2023.
The reports of EY on the financial statements for the fiscal years ended September 30, 2022 and 2021 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal years ended September 30, 2022 and 2021, and in the subsequent interim period through February 9, 2023, there were no disagreements between the Trust and EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of EY, would have caused it to make reference to the disagreements in its reports on the financial statements. In addition, during the fiscal years ended September 30, 2022 and 2021, and in the subsequent interim period through February 9, 2023, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Funds requested and EY furnished a letter addressed to the Securities and Exchange Commission stating whether or not EY agreed with the above statements. A copy of such letter is filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2023.
During the fiscal years ended September 30, 2022 and 2021, and in the subsequent interim period through February 9, 2023, neither the Trust nor anyone on its behalf consulted Cohen & Company concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.09%	$1,217.00	$0.50	$1,024.50	$0.45
The Consumer Discretionary Select Sector SPDR Fund	0.09	1,055.80	0.46	1,024.50	0.45
The Consumer Staples Select Sector SPDR Fund	0.09	1,133.40	0.48	1,024.50	0.45
The Energy Select Sector SPDR Fund	0.09	1,174.00	0.49	1,024.50	0.45
The Financial Select Sector SPDR Fund	0.09	1,072.60	0.47	1,024.50	0.45
The Health Care Select Sector SPDR Fund	0.09	1,078.80	0.47	1,024.50	0.45
The Industrial Select Sector SPDR Fund	0.09	1,233.10	0.50	1,024.50	0.45
The Materials Select Sector SPDR Fund	0.09	1,199.30	0.49	1,024.50	0.45
The Real Estate Select Sector SPDR Fund	0.09	1,058.20	0.46	1,024.50	0.45
The Technology Select Sector SPDR Fund	0.09	1,278.50	0.51	1,024.50	0.45
The Utilities Select Sector SPDR Fund	0.09	1,050.80	0.46	1,024.50	0.45
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period from December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdr.com.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) and (ii) on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdr.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at www.sectorspdr.com and the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free).

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TRUSTEES
Allison Grant Williams
Sheila Hartnett-Devlin
James Jessee
Teresa Polley
Ashley T. Rabun, Chairperson
James E. Ross, Interested Non-Management Trustee
Rory Tobin, Interested Trustee
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA  02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdr.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SSSPDRSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ann M. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	The exhibit related to a change in the Registrant’s independent registered public accountant, as required by Item 4 of Form 8-K under the Securities Exchange Act of 1934, as amended, is attached.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 2, 2023